Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	Equity grants to executive officers currently are made pursuant to our Constellium SE 2013 Equity Incentive
Plan. We do not coordinate the grant of equity awards to the timing of releases of material non-public information.
Grants of equity awards are typically made in March, following the Company’s release of full-year earnings for the prior fiscal year and the filing of the Annual Report.

Award Timing MNPI Considered	false